Income Taxes - Components of Pre -Tax Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes, United States	$ (54,485)	$ (109,669)	$ (113,305)
Loss before income taxes, International	5,343	(5,387)	(10,287)
Loss before income taxes	$ (49,142)	$ (115,056)	$ (123,592)